Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 13, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 13, 2012
Prospectus Date	rr_ProspectusDate	Aug 1, 2012

Inverse NASDAQ-100 Strategy Fund (Prospectus Summary): | Inverse NASDAQ-100 Strategy Fund
Inverse NASDAQ-100 ® Strategy Fund

RYDEX SERIES FUNDS

Inverse NASDAQ-100 ® Strategy Fund

Supplement dated September 13, 2012

to the Investor Class, Advisor Class and H-Class Shares Statutory Prospectus

and the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus

of the above listed Funds, each dated August 1, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses (the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Inverse NASDAQ-100 ® Strategy Fund

•

Effective immediately, the “Since Inception (8/1/2003)” sub-heading under the “Average Annual Total Return—Investor Class Shares” headings is deleted and replaced with the sub-heading “Past 10 Years.” All of the return information currently presented under the “Since Inception (8/1/2003)” sub-heading correctly represents the Investor Class Shares’ return information for the past ten years and, thus, no change to the return information is required. For ease of reference, the average annual total return information for Investor Class Shares with the correct sub-headings is included below.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Investor	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Inverse NASDAQ-100 Strategy Fund	Return Before Taxes	(9.83%)	(10.96%)	(8.24%)
After Taxes on Distributions Inverse NASDAQ-100 Strategy Fund	Return After Taxes on Distributions	(9.83%)	(11.27%)	(8.63%)
After Taxes on Distributions and Sales Inverse NASDAQ-100 Strategy Fund	Return After Taxes on Distributions and Sale of Fund Shares	(6.39%)	(9.05%)	(6.61%)
NASDAQ-100 ® Index (reflects no deduction for fees, expenses or taxes) Inverse NASDAQ-100 Strategy Fund	NASDAQ-100 ® Index (reflects no deduction for fees, expenses or taxes)	3.66%	6.05%	4.25%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Inverse NASDAQ-100 Strategy Fund (Prospectus Summary): | Inverse NASDAQ-100 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Inverse NASDAQ-100 ® Strategy Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Inverse NASDAQ-100 ® Strategy Fund

Supplement dated September 13, 2012

to the Investor Class, Advisor Class and H-Class Shares Statutory Prospectus

and the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus

of the above listed Funds, each dated August 1, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses (the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Inverse NASDAQ-100 ® Strategy Fund

•

Effective immediately, the “Since Inception (8/1/2003)” sub-heading under the “Average Annual Total Return—Investor Class Shares” headings is deleted and replaced with the sub-heading “Past 10 Years.” All of the return information currently presented under the “Since Inception (8/1/2003)” sub-heading correctly represents the Investor Class Shares’ return information for the past ten years and, thus, no change to the return information is required. For ease of reference, the average annual total return information for Investor Class Shares with the correct sub-headings is included below.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Supplement Closing	ck0000899148_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Inverse NASDAQ-100 Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAIX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.96%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(8.24%)
Inverse NASDAQ-100 Strategy Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(11.27%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(8.63%)
Inverse NASDAQ-100 Strategy Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.39%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.05%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(6.61%)
Inverse NASDAQ-100 Strategy Fund | Investor | NASDAQ-100 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ-100 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.25%

Russell 2000 1.5x Strategy Fund (Prospectus Summary): | Russell 2000 1.5x Strategy Fund
Russell 2000 ® 1.5x Strategy Fund

RYDEX SERIES FUNDS

Russell 2000 ® 1.5x Strategy Fund

Supplement dated September 13, 2012

to the Investor Class, Advisor Class and H-Class Shares Statutory Prospectus

and the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus

of the above listed Funds, each dated August 1, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses (the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Russell 2000 ® 1.5x Strategy Fund

•

Effective immediately, the ticker symbol listed for A-Class Shares of the Russell 2000 ® 1.5x Strategy Fund on the cover page of the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus is deleted and replaced with the following ticker symbol: RYAKX.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Russell 2000 1.5x Strategy Fund (Prospectus Summary): | Russell 2000 1.5x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Russell 2000 ® 1.5x Strategy Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Russell 2000 ® 1.5x Strategy Fund

Supplement dated September 13, 2012

to the Investor Class, Advisor Class and H-Class Shares Statutory Prospectus

and the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus

of the above listed Funds, each dated August 1, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses (the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Russell 2000 ® 1.5x Strategy Fund

•

Effective immediately, the ticker symbol listed for A-Class Shares of the Russell 2000 ® 1.5x Strategy Fund on the cover page of the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus is deleted and replaced with the following ticker symbol: RYAKX.

Supplement Closing	ck0000899148_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Russell 2000 1.5x Strategy Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAKX